Note 7 - Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE 7 -
STOCKHOLDERS’
EQUITY (DEFICIT)

On June 17, 2016, Atrinsic, Inc. (the “Company”) held a Special Meeting of Stockholders (the “Special Meeting”). At the Special Meeting, the Company’s stockholders approved a third amendment and restatement (the “Third Amendment and Restatement”) to the Company’s Amended and Restated Certificate of Incorporation, effective July 27, 2016 (the “Effective Time”), to effect a one-for-15,463.7183 reverse split of the Company’s common stock (the “Reverse Stock Split”). Pursuant to the Reverse Stock Split, at the Effective Time, each 15,463.7183 shares of common stock owned by a stockholder were combined into one new share of common stock, with any fractional shares that would otherwise be issuable as a result of the Reverse Stock Split being rounded up to the nearest whole share. The Third Amendment and Restatement also effected (i) a reduction in the Company’s authorized shares of common stock from 100 billion shares to 100 million shares, (ii) an increase in the par value of the Company’s common stock from $0.000001 per share to $0.0001 per share and (iii) a reduction in the Company’s authorized shares of preferred stock from 5 billion shares to 20 million shares.

Stock-Based Compensation

In connection with the Merger, all of the issued and outstanding options to purchase shares of Protagenic common stock converted, on a 1 for 1 basis, into options (the “
New Options
”), to purchase shares of our Series B Preferred Stock. The New Options will be administered under Protagenic’s 2006 Employee, Director and Consultant Stock Plan (the “
2006 Plan
”), which the Company assumed and adopted.

The Plan is authorized to issue up to 2,000,000 stock options. In accordance with the Plan, the Company can grant to certain employees, directors or consultants options to purchase shares of the Company’s common stock which vest automatically or ranging from a one-year period to a five-year period. The shares are exercisable over a period of ten years from the date of grant. The Plan provides that qualified options be granted at an exercise price equal to the fair market value at the date of grant.

There were 2,592,229 options outstanding as of June 30, 2016. The fair value of each stock option granted was estimated using the Black-Scholes assumptions and or factors as follows:

Expected dividend yield		0%
Risk free interest rate	1.01%	-	2.43%
Expected life in years		5
Expected volatility	85%	-	129%

The following is an analysis of the stock option grant activity under the Plan:

	Number	Exercise Price	Weighted Average Exercise Price
Stock Options

Outstanding January 1, 2016	1,707,744		$0.84
Granted	1,301,084	$1.25
Expired	(416,599)
Outstanding June 30, 2016	2,592,229		$1.04

On February 12, 2016, the Company issued 100,000 options (on a post-Reverse Split basis) under the 2006 Plan to its Chief Financial Officer as a sign-on bonus. These options have an exercise price of $1.25 per share, a ten-year term and vest over a three-year period in 35 monthly installments of 0.18 shares and a final installment of 2,778 shares. The terms of the option grant also include full vesting acceleration upon a change of control. The Company recognized compensation expense related to this issuance $10,220 and $5,192 for the six and three months ended June 30, 2016 and March 31, 2016, respectively.

On April 15, 2016 the Board determined at the Compensation Committee meeting of the Board of Directors that each board member will be compensated an option grant of 40,000 options per year, plus 5,000 options for serving as the Chair of a committee. Options shall have 10-year expiration dates, 24-month vesting cycles, and a strike price of $1.25 per share, or more in future time periods to match the fair market value of the company’s common stock. The aggregate amount granted was 175,000 options.

On April 15, 2016 the Board granted 1,008,299 options to employees and consultants. Options shall have 10-year expiration dates, 12 to 48 month vesting cycles, and a strike price of $1.25 per share, or more in future time periods to match the fair market value of the company’s common stock.

During the quarter 17,785 options were granted to former Atrinsic executives, Options shall have 3-year expiration dates, and a strike price of $1.25 per share, or more in future time periods to match the fair market value of the company’s common stock.

The total number of options granted and vested during the six month period ended June 30, 2016 was 1,301,084 and 133,229, respectively. The exercise price for theses 1,301,084 options was $1.25 per share.

The Company recognized compensation expense related to options issued of $176,892 during the six month period ended June 30, 2016.

On June 17, 2016, the company adopted a new option plan, the 2016 equity compensation plan. This plan replaces and supersedes the 2006 equity compensation plan. Details of this plan can be found with the Company’s Form 8-K filed June 20, 2016.

Warrants:

In connection with the Merger, all of the issued and outstanding warrants to purchase shares of Protagenic common stock, converted, on a 1 for 1 basis, into new warrants (the “
New Warrants
”) to purchase shares of our Series B Preferred Stock.

Simultaneous with the Merger and the Private Offering, New Warrants to purchase 3,403,367 shares of Series B Preferred Stock at an average exercise price of approximately $1.05 per share were issued to holders of Protagenic warrants; additionally, holders of $665,000 of our debt and $35,000 of accrued interest exchanged such debt for five-year warrants to purchase 295,945 shares of Series B Preferred Stock at $1.25 per share. Placement Agent Warrants to purchase 127,346 shares of Series B Preferred Stock at an exercise price of $1.25 per share were issued in connection with the Private offering. These warrants to purchase 423,291 shares of Series B Preferred Stock have been recorded as derivative liabilities. See Note 6.

A summary of warrant issuances are as follows:

	Number	Exercise Price	Weighted Average Exercise Price
Warrants

Outstanding January 1, 2016	3,403,367		$1.05
Granted	423,291	$1.25
Outstanding June 30, 2016	3,826,658		$1.07

NOTE 6                   STOCKHOLDERS’ DEFICIT

Common Stock

The Company adopted a certificate of amendment to the Company’s restated certificate of incorporation to increase the number of authorized shares of its $.001 par value common stock from 10,000,000 shares to 20,000,000 shares which was recorded by the state of Delaware on October 2, 2015.

No common stock was issued during the years ended December 31, 2015 and 2014.

Stock-Based Compensation

On March 15, 2006, the Company adopted the “Protagenic Therapeutic, Inc. 2006 Employee, Director and Consultant Stock Plan” (the “Plan”) and authorized 140,000 shares for issuance pursuant to the Plan. On April 1, 2012, the Company increased the number of authorized shares to 2,000,000 shares. In accordance with the Plan, the Company can grant to certain employees, directors or consultants options to purchase shares of the Company’s common stock which vest automatically or ranging from a one-year period to a five-year period. The shares are exercisable over a period of ten years from the date of grant. The Plan provides that qualified options be granted at an exercise price equal to the fair market value at the date of grant, as determined by the Board of Directors. During the years ended December 31, 2015 and 2014, the Company granted a total of 490,000 and 240,000 respectively, options to purchase shares of the Company’s common stock at an exercise price of $1.25 and $1.00 per share. The 2015 and 2014 options vest monthly ranging from six months to over a five-year period for one individual.

Management has determined that for each round of stock options granted, it was reasonable to estimate the fair value of the common stock options using the Black Scholes option pricing model. Accordingly, the Company has accounted for options using this calculated value method. Based on the fact that the Company is a privately held company with no revenue, management has estimated its expected future equity volatility factor in valuing the Company’s common stock equivalents by starting with its historical volatility adjusted for the volatility of equity interests from comparable publicly traded and privately held published companies to arrive at such industry benchmarks to evaluate.

The fair value of each stock option granted and warrant issued during 2015 and 2014 was estimated using the Black Scholes assumptions and or factors as follows:

	2015			2014
Expected dividend yield		0%		0%
Risk free interest rate	1.66%	-	2.43%	2.30%
Expected life in years		10		10
Expected volatility		85%		85%

No stock options expired or were forfeited during the years ended December 31, 2015 and 2014. As of December 31, 2015, the stock options had no intrinsic value as there was no current market value for the shares. The Company recognized stock-based compensation expense pertaining to the options granted of $190,751 and $85,168 during the years ended December 31, 2015 and 2014, respectively.

Stock-Based Compensation (continued)

As of December 31, 2015 and 2014, the Plan had remaining option shares to be granted of 292,256 and 782,256, respectively. Unrecognized compensation expense related to unvested awards as of December 31, 2015 was approximately $290,985, and will be recognized over the remaining vesting periods of the underlying awards.

The following is an analysis of the stock option grant activity under the Plan:

		Exercise	Weighted Average
	Number	Price	Exercise Price
Stock Options

Outstanding January 1, 2014	977,744		$0.60
Granted	240,000	$1.00
Outstanding December, 31, 2014	1,217,744		$0.68
Granted	490,000	$1.25
Outstanding December, 31, 2015	1,707,744		$0.84

The following is an analysis of the vested and non-vested stock options under the Plan as of December 31, 2015:

Number of Options	Expiration Date	Remaining Contractual Life (Years)	Exercise Price
104,150	March 1, 2016	0.17	$0.26
312,449	March 15, 2016	0.21	$0.26
55,000	August 1, 2016	0.59	$0.26
60,000	November 1, 2016	0.84	$0.26
21,145	February 1, 2017	1.09	$1.00
290,000	March 1, 2021	5.25	$1.00
10,000	June 10, 2021	5.45	$1.00
50,000	April 1, 2022	6.25	$1.00
75,000	December 1, 2022	6.92	$1.00
90,000	March 1, 2024	8.17	$1.00
215,000	March 1, 2025	9.17	$1.25
75,000	March 9, 2025	9.19	$1.25
150,000	March 1, 2027	11.17	$1.00
200,000	January 22, 2030	14.07	$1.25
1,707,744

Warrants

The Company has conducted private placement offerings to raise financing since its formation. In connection with the private placement offerings that occurred in 2013, 2011, and 2007, the Company offered its common stock at a fixed purchase price of $1.00 per share, $0.001 par value, and offered 3 warrants for each share purchased. The warrants have an exercise price of $1.00 per share and have an exercise term of ten years from the date of issuance.

The Company has warrants outstanding as follows:

	December 31, 2015	December 31, 2014
Financing and stock subscriptions (includes 300,000 warrants to the Major Stockholder and Chairman)	2,100,000	2,100,000
Consultants	350,000	100,000
Major Stockholder and Chairman	953,367	953,367
Total Warrants Issued	3,403,367	3,153,367

A summary of warrant issuances are as follows:

		Exercise	Weighted Average
	Number	Price	Exercise Price
Warrants

Outstanding January 1, 2014	3,153,367		$1.01
Granted	-	$-
Outstanding December, 31, 2014	3,153,367		$1.00
Granted	250,000	$1.25
Outstanding December, 31, 2015	3,403,367		$1.05

All outstanding warrants are currently exercisable. A summary of warrants issued and outstanding at December 31, 2015 is summarized as follows:

Number of Common Stock Equivalents	Expiration Date	Remaining Contractual Life(Years)			Exercise Price
100,000	01/01/2017		1.2		$1.25
675,000	07/07/2021	5.5	to	6.7	$1.00
2,628,367	12/20/2023	7.3	to	8.1	$1.05
3,403,367

The Company recognized stock-based compensation expense pertaining to the warrants issued of $287,878 and $0 during the years ended December 31, 2015 and 2014, respectively.

As of December 31, 2015, the Major Stockholder and Chairman has been issued 1,253,367 warrants to purchase 417,789 shares of common stock at an exercise price of $1.00 exercisable over 10 year periods which ends either on May 19, 2021 (warrants to purchase 100,000 shares of common stock) or on February18, 2023 (warrants to purchase 317,789 shares of common stock).